Benefit plans (Details 5) $ in Millions	Dec. 31, 2023 ARS ($)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 578
Later Than Two Years [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	108
Later than three years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	102
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	108
Later than five years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	19
Between six years to ten years [member]
IfrsStatementLineItems [Line Items]
Benefit payment obligations	$ 101